Variable Interest Entities (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entities [Abstract]
Expenses associated with LIHTC investments accounted for using the equity method	$ (1.8)	$ (3.4)